Business (Details) - USD ($)		1 Months Ended	3 Months Ended
	Apr. 27, 2017	Apr. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss			$ 1,960,638	$ 5,140,013
Negative cash flows from operations			2,245,563	3,706,560
Accumulated deficit			71,995,721		$ 70,035,083
Cash and cash equivalents			$ 3,001,553	$ 16,601,641	$ 5,127,958	$ 21,161,967
Securities Purchase Agreement | Armistice | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of shares under common stock purchase agreements	$ 4,650,000	$ 5,000,000